RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

22.RELATED PARTY TRANSACTIONS

The Company’s related parties comprise key management personnel and, until December 5, 2025, Fairfax Financial Holdings Limited and its subsidiaries.

●	Key management personnel consist of the Chief Executive Officer, the Chief Operating Officer, the Chief Financial Officer, the Chief Sustainability Officer, the Senior Vice President, Exploration, and the members of the Company’s Board of Directors.
●	Fairfax Financial Holdings Limited, together with its subsidiaries (“Fairfax”), became a related party of the Company on February 28, 2025, when Fairfax acquired a portion of the Company’s convertible notes (note 15(b)) and related warrants (note 13(d)). Fairfax was considered to have significant influence over the Company from that date until December 5, 2025 as a result of its existing and exercisable potential voting rights. On December 5, 2025, Fairfax disposed of a number shares such that its existing and exercisable potential voting rights no longer conferred significant influence over the Company. Accordingly, Fairfax ceased to be a related party from that date.

(a)	Key management personnel

Compensation to key management personnel was as follows:

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Salaries and short term incentives	$3,699	$3,025
Directors’ fees	554	595
Termination benefits	—	434
Share based payments	2,095	2,019
	$6,348	$6,073

(b)	Transactions

The Company paid $4.0 million in interest on the convertible notes to Fairfax Financial Holdings Limited and its subsidiaries up to the date it ceased to be a related party (note 15(b)).

The Company had no other material transactions with related parties other than key management personnel during the year ended December 31, 2025, and 2024.

(c)	Outstanding balances at the reporting date

Key management personnel estimated accrued short term incentive compensation totaled $1.9 million and is included in accrued liabilities (December 31, 2024 – $1.3 million).